CONVERTIBLE BONDS (Details Narrative) - USD ($)											3 Months Ended		12 Months Ended
	Sep. 14, 2023	Sep. 13, 2023	May 01, 2023	Dec. 09, 2022	Feb. 28, 2022	Feb. 08, 2022	Jan. 31, 2022	Sep. 14, 2021	Sep. 13, 2021	Sep. 14, 2018	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Mar. 06, 2024
Short-Term Debt [Line Items]
Pricipal amount of debt																	$ 500,000
Interest rate											50.00%		50.00%
Principal amount		$ 1.00	$ 1.00
Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt										$ 7,500,000
Interest Payable													$ 7,614,719	$ 3,990,177
Convertible Debt													10,000,000	10,000,000
Principal amount
Debt Instrument, Unamortized Discount														807,860
Amortization of the discount on convertible bonds												$ 282,588	807,860	3,438,950	[1]
Convertible Bond A [Member] | Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt	$ 10,000,000							$ 22,500,000		$ 30,000,000
Interest rate	15.00%									12.00%
Debt instrument maturity date										Sep. 14, 2021
Convertible conversion price per share										$ 12,870.50
Convertible Debt
Debt Instrument, Redemption, Description									By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages
Loss on extinguishment of debt								119,155
Debt Instrument, Unamortized Discount													2,134,031
Amended and Restated Convertible Bond A [Member] | Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Pricipal amount of debt								$ 27,000,000
Interest rate								15.00%
Debt instrument maturity date								Sep. 14, 2023
Interest Payable								$ 4,500,000
Debt Instrument, Interest Rate, Increase (Decrease)								24.00%
Convertible Bond B [Member] | Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Convertible Debt								$ 18,000,000
Debt Instrument, Unamortized Discount													6,634,030
Convertible Bond B [Member] | Seamless Group Inc. [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Debt redemption amount								7,000,000
Convertible Bond B [Member] | Seamless Group Inc. [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Debt redemption amount								$ 5,000,000
Convertible Band C [Member] | Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Convertible conversion price per share								$ 6.21335
Debt Instrument, Interest Rate, Increase (Decrease)				24.00%
Debt instrument redeemed bond								$ 7,000,000
Debt instrument addition bond					$ 1,000,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Principal amount				$ 7,500,000
Convertible Bond D [Member] | Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Principal amount				$ 10,000,000
Convertible Bond E [Member] | Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Convertible Debt													10,000,000
Principal amount	$ 10,000,000
Convertible Bond C [Member] | Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Convertible Debt
Debt Instrument, Unamortized Discount													$ 49,353
Convertible Bond [Member] | Seamless Group Inc. [Member]
Short-Term Debt [Line Items]
Amortization of the discount on convertible bonds														$ 3,438,951		$ 2,814,474

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.